EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity

NOTE 14—EQUITY:

  Ordinary shares and ADSs

  As of December 31, 2016, Teva had approximately 1.1 billion ordinary shares issued (December 31, 2015—1.0 billion). Teva ordinary shares are traded on the Tel-Aviv Stock Exchange and, in the form of American Depositary Shares, each of which represents one ordinary share, on the New York Stock Exchange in the United States.

  On December 8, 2015, the Company completed an offering of 54 million ADSs at $62.50 per share. The net proceeds from the offering of $3.3 billion, together with the net proceeds of $3.3 billion from the mandatory convertible preferred shares offering referred to below, were used to finance a portion of the cash consideration payable in connection with the Actavis Generics acquisition and related fees and expenses, to finance the Rimsa acquisition and otherwise for general corporate purposes.

  On January 6, 2016, Teva sold an additional 5.4 million ADSs, pursuant to the underwriters' exercise in full of their overallotment option. As a result, Teva received an additional $329 million in net proceeds, for an aggregate of approximately $3.62 billion including the initial closing.

  On August 2, 2016, Teva issued approximately 100.3 million Teva shares to Allergan in connection with the closing of the Actavis Generics acquisition.

  Mandatory convertible preferred shares

Also, on December 8, 2015, the Company completed an offering of 3,375,000 of its 7% mandatory convertible preferred shares. The mandatory convertible preferred shares have no voting rights and rank senior to Teva's ordinary shares with respect to dividends and distributions upon our liquidation, winding-up or dissolution. Dividends on the mandatory convertible preferred shares are payable on a cumulative basis when, as and if declared by Teva's board of directors at an annual rate of 7% on the liquidation preference of $1,000.00 per mandatory convertible preferred share. Declared dividends will be paid in cash on March 15, June 15, September 15 and December 15 of each year, through and including December 15, 2018.

Dividends accumulate from the most recent date as to which dividends shall have been paid or, if no dividends have been paid, from the first original issue date and, to the extent legally permitted and declared by the board of directors, such dividend will be paid in cash on each dividend payment date; provided that any undeclared or unpaid dividends will continue to accumulate. So long as any mandatory convertible preferred share remains outstanding, no dividend or distribution shall be declared or paid on Teva's ordinary shares, ADSs or any other class or series of junior shares, and none of Teva's ordinary shares, ADSs or any other class or series of junior shares shall be purchased, redeemed or otherwise acquired for consideration by us or any of Teva's subsidiaries unless all accumulated and unpaid dividends for all preceding dividend periods have been declared and paid upon, or a sufficient sum of cash has been set apart for the payment of such dividends upon, all outstanding mandatory convertible preferred shares.

Each mandatory convertible preferred share will automatically convert on December 15, 2018 (the "mandatory conversion date") into between 13.3 and 16.0 ADSs, subject to anti-dilution adjustments. The number of ADSs issuable upon conversion of the mandatory convertible preferred shares will be determined based on the volume weighted average price per ADS over the 20 consecutive trading day period beginning on and including the 22nd scheduled trading day immediately preceding the mandatory conversion date. At any time prior to the mandatory conversion date, other than during a fundamental change conversion period as defined, holders of the mandatory convertible preferred shares may elect to convert each mandatory convertible preferred share into ADSs at the minimum conversion rate of 13.3 ADSs per mandatory convertible preferred share, subject to anti-dilution adjustments.

In addition, holders may elect to convert their mandatory convertible preferred shares during a specified period beginning on the fundamental change effective date, in which case such mandatory convertible preferred shares will be converted into ADSs at the fundamental change conversion rate and converting holders will also be entitled to receive a fundamental change dividend make-whole amount and any accumulated but unpaid dividends.

On January 6, 2016, Teva sold an additional 337,500 mandatory convertible preferred shares pursuant to the underwriters exercise in full of their overallotment option. As a result, Teva received an additional $329 million in net proceeds, for an aggregate of approximately $3.62 billion including the initial closing. These additional 337,500 mandatory convertible preferred shares accumulated dividends from December 8, 2015.

As of December 31, 2016, the accrued dividends payable on the mandatory convertible preferred shares were $11 million.

Share repurchase program

In October 2014, Teva's board of directors authorized the Company to increase its share repurchase program up to $3 billion of its ordinary shares and ADSs. As of December 31, 2016, $2.1 billion remain available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time or from time to time. Teva did not repurchase any of its shares during 2016.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Year ended December 31,

	2016	2015	2014
	(in millions)
Amount spent on shares repurchased	$-	$439	$500
Number of shares repurchased	-	7.7	8.7

c. Stock-based compensation plans:

Stock-based compensation plans are comprised of employee stock options, RSUs, PSUs, and other equity-based awards to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with equity participation in the Company.

On June 29, 2010, the Teva 2010 Long-Term Equity-Based Incentive Plan was approved by Teva's shareholders, under which 70 million equivalent share units, including options exercisable into ordinary shares, RSUs and PSUs, were approved for grant. The 2010 Plan expired on June 28, 2015 (except with respect to awards outstanding on that date), and no additional awards under the 2010 Plan may be made.

On September 3, 2015, the Teva 2015 Long-Term Equity-Based Incentive Plan was approved by Teva's shareholders, under which 43.7 million equivalent share units, including options exercisable into ordinary shares, RSUs and PSUs, were approved for grant.

On April 18, 2016, Teva's shareholders approved an increase of an additional 33.3 million equivalent share units to the share reserve of Teva's 2015 Long-Term Equity-Based Incentive Plan, so that 77 million equivalent share units, including options exercisable into ordinary shares, RSUs and PSUs, are approved for grant.

As of December 31, 2016,56.1 million equivalent share units remained available for future awards.

In the past, Teva had various employee stock and incentive plans under which stock options and other share-based awards were granted. Stock options and other share-based awards granted under such prior plans continue in accordance with the terms of the respective plans.

The vesting period of the outstanding options, RSUs and PSUs is generally from 1 to 4 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options, RSUs or PSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is primarily for seven years in prior plans and ten years for options granted under the 2010 and 2015 plans described above.

Status of options

A summary of the status of the options as of December 31, 2016, 2015 and 2014, and changes during the years ended on those dates, is presented below (the number of options represents ordinary shares exercisable in respect thereof).

	Year ended December 31,
	2016		2015		2014
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price

Balance outstanding at beginning of year	25,233	$ 49.69	26,733	$ 45.91	32,481	$ 45.05
Changes during the year:
Granted	10,895	53.21	7,655	59.82	6,935	48.60
Exercised	(766)	44.24	(8,127)	46.88	(11,423)	45.05
Forfeited	(1,382)	54.09	(1,028)	48.96	(1,260)	46.11
Expired	(1,191)	52.79	-	-	-
Balance outstanding at end of year	32,789	50.71	25,233	49.69	26,733	45.91
Balance exercisable at end of year	14,468	46.06	11,299	44.67	12,632	47.16

The weighted average fair value of options granted during the years was estimated by using the Black-Scholes option-pricing model as follows:
	Year ended December 31,
	2016	2015	2014

Weighted average fair value	$ 9.4	$ 10.9	$ 9.3

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2016	2015	2014

Dividend yield	2.6%	2.3%	2.9%
Expected volatility	25%	24%	25%
Risk-free interest rate	1.4%	1.8%	1.9%
Expected term	5 years	5 years	6 years

The expected term was estimated based on the weighted average period the options granted are expected to be outstanding taking into consideration the current vesting of options and the historical exercise patterns of existing options. The expected volatility assumption used is based on a blend of the historical and implied volatility of the Company's stock. The risk-free interest rate used is based on the yield of U.S. Treasuries with a maturity closest to the expected term of the options granted. The dividend yield assumption reflects the expected dividend yield based on historical dividends and expected dividend growth.

The following tables summarize information at December 31, 2016 regarding the number of ordinary shares issuable upon (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in millions)
			Number of shares	$	Years	$
Lower than $35.11			21	17.83	6.33	*
$35.11	-	$40.10	3,338	38.55	6.32	-
$40.11	-	$45.10	4,483	42.02	5.26	-
$45.11	-	$50.10	7,179	48.54	6.33	-
$50.11	-	$55.10	9,372	53.15	8.99	-
$55.11	-	$60.10	2,414	57.02	8.01	-
$60.11	-	$67.00	5,982	60.37	8.13	-
Total			32,789	50.71	7.40	*

(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in millions)
			Number of shares	$	Years	$
Lower than $35.11			6	18.02	6.13	*
$35.11	-	$40.10	3,013	38.66	6.06	-
$40.11	-	$45.10	4,133	42.00	5.04	-
$45.11	-	$50.10	5,000	48.44	5.94	-
$50.11	-	$55.10	528	50.55	4.28	-
$55.11	-	$60.10	283	58.33	3.61	-
$60.11	-	$67.00	1,505	60.35	7.90	-
Total			14,468	46.06	5.81	*

* Represents an amount less than 0.5 million.

The aggregate intrinsic value in the above tables represents the total pre-tax intrinsic value, based on the Company's closing stock price of $36.25 on December 31, 2016, less the weighted average exercise price in each range. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date. As of December 31, 2016, there was a limited amount of options exercisable that were in-the-money.

The total intrinsic value of options exercised during the years ended December 31, 2016, 2015 and 2014 was $5 million, $120 million and $74 million, respectively, based on the Company's average stock price of $50.96, $61.66 and $51.57 during the years then ended, respectively.

Status of non-vested RSUs

The fair value of RSUs and PSUs is estimated based on the market value of the Company's stock on the date of award grant, less an estimate of dividends that will not accrue to RSU and PSU holders prior to vesting.

The following table summarizes information about the number of RSUs and PSUs issued and outstanding:

	Year ended December 31,
	2016		2015		2014
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value

Balance outstanding at beginning of year	2,551	$51.43	2,466	$43.05	2,512	$40.48
Granted	3,193	40.78	1,519	56.75	1,342	46.09
Vested	(830)	45.79	(1,112)	41.04	(1,146)	41.55
Forfeited	(278)	46.08	(322)	48.27	(242)	40.05
Balance outstanding at end of year	4,636	45.15	2,551	51.43	2,466	43.05

The Company expenses compensation costs based on the grant-date fair value. For the years ended December 31, 2016, 2015 and 2014, the Company recorded stock-based compensation costs as follows:

	Year ended December 31,
	2016	2015	2014

	(U.S. $ in millions)
Employee stock options	$56	$62	$47
RSUs and PSUs	66	55	38
Total stock-based compensation expense	122	117	85
Tax effect on stock-based compensation expense	26	19	14
Net effect	$96	$98	$71

The total unrecognized compensation cost before tax on employee stock options and RSU/PSUs amounted to $130 million and $142 million, respectively, at December 31, 2016, and is expected to be recognized over a weighted average period of approximately 1.9 years.

d.        Dividends:

Commencing in April 2015, dividends on our ordinary shares were declared in U.S. dollars. Dividends paid per share in the years ended December 31, 2016, 2015 and 2014 were $1.36, $1.36 and $1.34, respectively. Subsequent to December 31, 2016, the Company declared an additional dividend of $0.34 per ordinary share in respect of the fourth quarter of 2016.

In addition, dividends paid on our mandatory convertible preferred shares per share in the year ended December 31, 2016 were $71.56. Subsequent to December 31, 2016, the Company declared an additional dividend to mandatory convertible preferred shares of $17.50 per share in respect of the fourth quarter of 2016.

e<>ee.        Accumulated other comprehensive income (loss):

The components of accumulated other comprehensive loss attributable to Teva are presented in the table below:

	Net Unrealized Gains/(Losses)			Benefit Plans
	Foreign currency translation adjustments	Available-for-sale securities	Derivative financial instruments	Actuarial gains/(losses) and prior service (costs)/credits	Total

Balance, 1 January, 2014	151	5	(197)	(50)	(91)
Other comprehensive income/(loss) before reclassifications	(1,429)	(12)	240	(55)	(1,256)
Amounts reclassified to the statements of income	(5)	2	(3)	(2)	(8)
Net other comprehensive income/(loss) before tax	(1,434)	(10)	237	(57)	(1,264)
Corresponding income tax	-	(2)	-	14	12
Net other comprehensive income/(loss) after tax*	(1,434)	(12)	237	(43)	(1,252)
Balance, December 31, 2014	(1,283)	(7)	40	(93)	(1,343)
Other comprehensive income/(loss) before reclassifications	(1,131)	(413)	137	33	(1,374)
Amounts reclassified to the statements of income	24	737	(2)	4	763
Net other comprehensive income/(loss) before tax	(1,107)	324	135	37	(611)
Corresponding income tax	6	(5)	-	(2)	(1)
Net other comprehensive income/(loss) after tax*	(1,101)	319	135	35	(612)
Balance, December 31, 2015	(2,384)	312	175	(58)	(1,955)
Other comprehensive income/(loss) before reclassifications	(355)	(456)	(491)	(26)	(1,328)
Amounts reclassified to the statements of income	3	140	14	(6)	151
Net other comprehensive income/(loss) before tax	(352)	(316)	(477)	(32)	(1,177)
Corresponding income tax	(33)	(3)	-	9	(27)
Net other comprehensive income/(loss) after tax*	(385)	(319)	(477)	(23)	(1,204)
Balance, December 31, 2016	(2,769)	(7)	(302)	(81)	(3,159)

*Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $60 million loss in 2016, $1 million loss in 2015 and $6 million loss in 2014.